Registration No. 33-65818
                                                               File No. 811-7862


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
                  Pre-Effective Amendment No.                                [ ]
                  Post-Effective Amendment No. 11                            [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
                  Amendment No. 13                                           [X]


                               CASH RESOURCE TRUST
               (Exact name of registrant as specified in charter)

                 901 East Byrd Street, Richmond, Virginia 23219
                    (Address of principal executive offices)

                                 (804) 782-3647
                         (Registrant's Telephone Number)

                           PAUL F. COSTELLO, President
                              901 East Byrd Street
                            Richmond, Virginia 23219
                     (Name and address of agent for service)

                                    Copy to:
                           TIMOTHY W. DIGGINS, Esquire
                                  ROPES & GRAY
                             One International Place
                           Boston, Massachusetts 02110


It is proposed  that this filing will become  effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on [date] pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                               CASH RESOURCE TRUST

                                     PART A

                                   PROSPECTUS

                         EVERGREEN CASH RESOURCE TRUST

   Evergreen CRT Money Market Fund
   Evergreen U.S. Government Money Market Fund
   Evergreen CRT Tax-Exempt Money Market Fund
   Evergreen CRT California Tax-Exempt Money Market Fund
   Evergreen CRT New York Tax-Exempt Money Market Fund

   Prospectus, December 1, 1999
                                                       [LOGO OF EVERGREEN FUNDS]
   The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS


FUND SUMMARIES:

Evergreen CRT Money Market Fund.............................................   2
Evergreen U.S. Government Money Market Fund.................................   4
Evergreen CRT Tax-Exempt Money Market Fund..................................   6
Evergreen CRT California Tax-Exempt Money Market Fund.......................   8
Evergreen CRT New York Tax-Exempt Money Market Fund.........................  10

GENERAL INFORMATION:

The Funds' Investment Advisor...............................................  12
How to Buy Shares...........................................................  12
How to Redeem Shares........................................................  13
Financial Institutions......................................................  14
Dividends and Distributions.................................................  15
The Tax Consequences of Investing in the Funds..............................  15
Fees and Expenses of the Funds..............................................  17
Financial Highlights........................................................  18
Other Fund Practices........................................................  21

In general, Funds included in this prospectus seek to provide investors with current income consistent with preservation of capital and maintenance of liquidity.





 Fund Summaries Key
 Each Fund's summary is organized around the following basic topics and questions:

    INVESTMENT GOAL
 What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

    INVESTMENT STRATEGY
 How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

    RISK FACTORS
 What are the specific risks for an investor in the Fund?

    PERFORMANCE
 How well has the Fund performed in the past?

    EXPENSES
 How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                             OVERVIEW OF FUND RISKS

 Cash Resource Trust


typically rely on a combination of the following strategies:
 . maintaining $1.00 per share net asset value;
 . investing in high-quality, short-term money market instruments including
   U.S. government securities; and
 . selling a portfolio investment when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other reasons which the portfolio manager deems necessary.

may be appropriate for investors who:
 . are seeking a conservative investment which invests in relatively safe securities;
 . are seeking a Fund for short-term investment; and . are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies.

 ................................................................................

 Risk Factors For All Mutual Funds
 Please remember that mutual fund shares are:
 . not guaranteed to achieve their investment goal;
 . not deposits with a bank
 . not insured, endorsed or guaranteed by
   the FDIC, a bank or any government agency; and . subject to investment risks, including possible loss of your original investment.

Although Cash Resource Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

 Here are the most important factors that may affect the value of your investment:

 Interest Rate Risk
 When interest rates go up, the value of debt securities tends to fall. Since your Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. When interest rates go down, interest earned by your Fund on its investment may also decline, which could cause the Fund to reduce the dividends it pays.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since your Fund invests in debt securities, the value of your investment may decline if an issuer fails to pay an obligation on a timely basis.

Concentration Risk
An investment in a Fund that concentrates its investments in a single state entails greater risk than an investment in a Fund that invests its assets in numerous states. The Fund may be vulnerable to any development in its named state's economy that may weaken or jeopardize the ability of the state's bond issuers to pay interest and principal on their bonds. As a result, the Fund's shares may fluctuate more widely in value than those of a Fund investing in bonds from a number of different states.

Foreign Investment Risk
If your Fund invests in non-U.S. securities, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of your investment. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Governmental Issuers Risk
The ability of governmental issuers to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political, and demographic conditions affecting a particular state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state, and local aid to issuers of such securities may also affect their ability to meet their obligations. Payments of principal and interest on special obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political and demographic conditions affecting a particular state. Any reduction in the actual or perceived ability of an issuer of Tax-Exempt Securities to meet its obligations (including a reduction in the rating of its outstanding securities) would likely adversely affect the market value and marketability of its obligations and could adversely affect the values of Tax-Exempt Securities issued by others in that state as well.

                                                EVERGREEN CASH RESOURCE TRUST  1

                                   EVERGREEN

CRT Money Market Fund

 FUND FACTS:

 Goals:
 . High Rate of Current Income
 . Preservation of Capital
 . Maintenance of Liquidity

 Principal Investment:
 . Money Market Instruments

 Class of Shares Offered in this Prospectus:
 . Class A

 Investment Advisor:
 . Mentor Investment Advisors, LLC

 Dividend Payment Schedule:
 Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks as high a rate of current income as the investment advisor believes is consistent with preservation of capital and maintenance of liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests in a portfolio of high-quality money market instruments consisting exclusively of:

 . Bank Certificates of Deposit (CD's): negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.
 . Bankers' Acceptances: negotiable drafts or bills of exchange, which have been accepted by a bank, meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity.
 . Prime Commercial Paper: high-grade, short-term obligations issued by banks, corporations, and other issuers.
 . Corporate Obligations: high-grade, short-term obligations other than prime commercial paper.
 . U.S. Government Securities: marketable securities issued or guaranteed as to principal or interest by the U.S. Government or by its agencies or instrumentalities.
 . Repurchase Agreements: with respect to U.S. Treasury or U.S. Government securities.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1, under the headings:

 .Interest Rate Risk
 .Credit Risk
 .Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

2  EVERGREEN CASH RESOURCE TRUST

                                   EVERGREEN


   PERFORMANCE

The following chart and table show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for the Fund in each calendar year since inception. It should provide you with some indication of the risks of investing in the Fund by giving you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class A shares(%)

                              [CHART APPEARS HERE]
1989
1990
1991
1992
1993
1994  3.64%
1995  5.31%
1996  4.74%
1997  4.86%
1998  4.86%


Best Quarter:     2nd Quarter 1995  1.34%
Worst Quarter:    1st Quarter 1994  0.70%

Year to date return through 9/30/1999 is 3.25%.

The next table lists the Fund's average annual total return over the past one year and five years and since inception (through 12/31/1998).

Average Annual Total Return
(for the period ended 12/31/1998)+

               Inception                                                       Performance
                Date of                                                           Since
                 Class           1 year         5 year         10 year          Inception

  Class A      12/20/1993        4.86%           4.68%            N/A             4.67%

 +Actual for the fiscal year ended 7/31/1999.

To obtain current yield information call 1-800-869-6042.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses   Class A

  Maximum deferred sales charge (as   None
  a % of either the redemption
  amount or initial investment,
  whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                Management           12b-1            Other                 Total Fund
                   Fees              Fees            Expenses           Operating Expenses

  Class A         0.17%              0.38%            0.30%                   0.85%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. The example also assumes that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.

Example of Fund Expenses

                  Class A
  After:
  1 year            $87
  3 years           $271
  5 years           $471
  10 years          $1,049



                                                EVERGREEN CASH RESOURCE TRUST 3

                                   EVERGREEN

U.S. Government Money Market Fund

 FUND FACTS:

 Goals:
 . High Rate of Current Income
 . Preservation of Capital
 . Maintenance of Liquidity

 Principal Investment:
 . U.S. Government Securities

 Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C
 . Class Y

 Investment Advisor:
 . Mentor Investment Advisors, LLC

 Dividend Payment Schedule:
 Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks as high a rate of current income as the investment advisor believes is consistent with preservation of capital and maintenance of liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests exclusively in U.S. Treasury bills, notes, and bonds, and other obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies, or instrumentalities, and in repurchase agreements with respect to such obligations.

Certain of the obligations in which the Fund invests, including U.S. Treasury bills, notes, and bonds, mortgage participation certificates issued or guaranteed by the Government National Mortgage Association, and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. Government securities issued by federal agencies or government sponsored enterprises are not supported by the full faith and credit of the United States. These securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported only by the credit of an instrumentality, such as Federal National Mortgage Association bonds.

Short-term U.S. Government obligations generally are considered among the safest short-term investments. Because of their added safety, the yields available from U.S. Government obligations are generally lower than the yields available from comparable corporate debt securities. The U.S. Government guarantee of securities owned by the Fund does not guarantee the net asset value of the Fund's shares, which the Fund seeks to maintain at $1.00 per share.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1, under the headings:

 .Interest Rate Risk
 .Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

4  EVERGREEN CASH RESOURCE TRUST

                                   EVERGREEN


   PERFORMANCE

The following chart and table show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since inception. It should provide you with some indication of the risks of investing in the Fund by giving you a general idea of how the Fund's return has varied from year-to-year. The performance for the Fund's Classes B, C and Y shares, if they had been outstanding during the periods shown, would have been different from the performance of the Fund's Class A shares due to differences in fees and expenses applicable to those classes.

Year-by-Year Total Return for Class A Shares (%)

                              [CHART APPEARS HERE]
1989
1990
1991
1992
1993
1994  3.53%
1995  5.14%
1996  4.59%
1997  4.84%
1998  4.77%


Best Quarter:     2nd Quarter 1995  1.29%
Worst Quarter:    1st Quarter 1994  0.63%

Year to date return through 9/30/1999 is 3.19%.

The next table lists the Fund's average annual total return by class over the past one year and five years and since inception (through 12/31/1998), including applicable sales charges.

Average Annual Total Return*
(for the period ended 12/31/1998)

               Inception                                                       Performance
                Date of                                                           Since
                 Class           1 year         5 year         10 year          Inception

  Class A      12/20/1993           4.77%           4.57%            N/A              4.56%
  Class B      10/29/1999           0.23%           4.24%            N/A              4.40%
  Class C      10/29/1999           3.77%           4.57%            N/A              4.56%
  Class Y      10/29/1999           4.77%           4.57%            N/A              4.56%

*Historical performance shown for Classes B, C and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and Y have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Class A are 0.38%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher.

To obtain current yield information call 1-800-869-6042.


   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder
  Transaction
  Expenses          Class A Class B Class C Class Y

  Maximum deferred   None    5.00%   1.00%   None
  sales charge (as
  a % of either
  the redemption
  amount or
  initial
  investment,
  whichever is
  lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                Management           12b-1            Other                 Total Fund
                   Fees              Fees            Expenses           Operating Expenses

  Class A         0.18%              0.38%            0.26%                   0.82%+
  Class B         0.18%              1.00%            0.26%                   1.44%++
  Class C         0.18%              1.00%            0.26%                   1.44%++
  Class Y         0.18%                N/A            0.26%                   0.44%++

+Actual for the fiscal year ended 7/31/1999.
++Estimated for the fiscal year ending 7/31/2000.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. The example also assumes that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.

Example of Fund Expenses

                         Assuming Redemption at                Assuming
                             End of Period                  No Redemption
                   Class A   Class B   Class C   Class Y   Class B   Class C
   After:
   1 year        $84      $647      $247      $45       $147      $147
   3 years      $262      $756      $456     $141       $456      $456
   5 years      $455      $987      $787     $246       $787      $787
  10 years   $1,014    $1,477    $1,724     $555     $1,477    $1,724



                                                EVERGREEN CASH RESOURCE TRUST 5

                                   EVERGREEN

CRT Tax-Exempt Money Market Fund

 FUND FACTS:

 Goals:
 . High Rate of Current Income Exempt from Federal Income Tax
 . Preservation of Capital
 . Maintenance of Liquidity

 Principal Investment:
 . Tax-Exempt Securities

 Class of Shares Offered in this Prospectus:
 . Class A

 Investment Advisor:
 . Mentor Investment Advisors, LLC

 Dividend Payment Schedule:
 Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks as high a rate of current income exempt from federal income tax as investment advisor believes is consistent with preservation of capital and maintenance of liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests, as a fundamental policy, at least 80% of its net assets in Tax-Exempt Securities, which are debt obligations issued by a state, the District of Columbia, a U.S. territory or possession, or any of their political subdivisions, the interest from which is exempt from federal income tax. The Fund may invest the remainder of its assets in investments of any kind in which any of the other Funds may invest.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1, under the headings:

 .Interest Rate Risk
 .Credit Risk
 .Governmental Issuer Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

6  EVERGREEN CASH RESOURCE TRUST

                                   EVERGREEN


   PERFORMANCE

The following chart and table show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for the Fund in each calendar year since inception. It should provide you with some indication of the risks of investing in the Fund by giving you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class A shares (%)

                              [CHART APPEARS HERE]

1989
1990
1991
1992
1993
1994  2.23%
1995  3.23%
1996  2.79%
1997  3.00%
1998  2.88%


Best Quarter:     2nd Quarter 1995  0.85%
Worst Quarter:    1st Quarter 1994  0.43%

Year to date return through 9/30/1999 is 1.87%.

The next table lists the Fund's average annual total return over the past one year and five years, including applicable sales charges.

Average Annual Total Return
(for the period ended 12/31/1998)

               Inception                                                       Performance
                Date of                                                           Since
                 Class           1 year         5 year         10 year          Inception

  Class A      12/20/1993           2.88%           2.82%            N/A              2.82%


To obtain current yield information call 1-800-869-6042.


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses   Class A

  Maximum deferred sales charge (as   None
  a % of either the redemption
  amount or initial investment,
  whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                Management           12b-1            Other                 Total Fund
                   Fees              Fees            Expenses           Operating Expenses

  Class A         0.21%              0.33%             .19%                   0.73%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. The example also assumes that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.

Example of Fund Expenses

                  Class A
   After:
   1 year      $75
   3 years    $233
   5 years    $406
  10 years   $906

                                                 EVERGREEN CASH RESOURCE TRUST 7

                                   EVERGREEN

CRT California Tax-Exempt Money Market Fund

 FUND FACTS:

 Goals:
 . High Rate of Current Income Exempt from Federal and State Income Tax . Preservation of Capital
 . Maintenance of Liquidity

 Principal Investment:
 . California Tax-Exempt Securities

 Class of Shares Offered in this Prospectus:
 . Class A

 Investment Advisor:
 . Mentor Investment Advisors, LLC

 Dividend Payment Schedule:
 Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks as high a rate of current income exempt from federal income tax and California personal income tax as the investment advisor believes is consistent with preservation of capital and maintenance of liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest, as a fundamental policy, at least 80% of its assets in California Tax-Exempt Securities, which are debt obligations issued by the State of California, or any of its political subdivisions, or its agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is, in the opinion of bond counsel, exempt from federal income tax and California personal income tax. The Fund may invest the remainder of its assets in investments of any kind described under "Selection of Investments" on page 21.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1, under the headings:

 .Interest Rate Risk
 .Credit Risk
 .Concentration Risk
 .Governmental Issuer Risk

The performance of the California Municipal Bond Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of California issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the State. Some of these conditions may include the uncertainty of the Asian economic crisis on the State's revenues and the impact of the 1996 federal welfare reform law as immigration increases. These and other factors may cause rating agencies to downgrade the credit ratings on certain issues.

Distributions of capital gains and other taxable income will be subject to California personal income tax at the rates applicable to ordinary income. Corporations subject to the California franchise tax are taxable on all distributions of income from the Fund.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

8  EVERGREEN CASH RESOURCE TRUST

                                   EVERGREEN


   PERFORMANCE

The following chart and table show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for the Fund in each calendar year since inception. It should provide you with som indication of the risks of investing in the Fund by giving you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class A shares (%)

                              [CHART APPEARS HERE]
1989
1990
1991
1992
1993
1994
1995
1996
1997    2.81
1998    2.50



Best Quarter:     4th Quarter 1997   0.78%
Worst Quarter:    1st Quarter 1997   0.66%

Year to date return through 9/30/1999 is 1.65%.

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1998), including applicable sales charges.

Average Annual Total Return
(for the period ended 12/31/1998)

               Inception                                                       Performance
                Date of                                                           Since
                 Class           1 year         5 year         10 year          Inception

  Class A       12/9/1996          2.50%           N/A             N/A              2.65%

To obtain current yield information call 1-800-869-6042.


   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses   Class A

  Maximum deferred sales charge (as   None
  a % of either the redemption
  amount or initial investment,
  whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                Management           12b-1            Other                 Total Fund
                   Fees              Fees            Expenses           Operating Expenses

  Class A         0.22%              0.33%            0.23%                   0.78%

+Actual for the fiscal year ended 7/31/1999.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. The example also assumes that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.

Example of Fund Expenses

                  Class A
   After:
   1 year      $80
   3 years    $249
   5 years    $433
  10 years   $966



                                                EVERGREEN CASH RESOURCE TRUST  9

                                   EVERGREEN

CRT New York Tax-Exempt Money Market Fund

 FUND FACTS:

 Goals:
 . High Rate of Current Income Exempt from Federal and State Income Tax . Preservation of Capital
 . Maintenance of Liquidity

 Principal Investment:
 . New York Tax-Exempt Securities

 Class of Shares Offered in this Prospectus:
 . Class A

 Investment Advisor:
 . Mentor Investment Advisors, LLC

 Dividend Payment Schedule:
 Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks as high a rate of current income exempt from federal income tax and New York State and City personal income taxes as the investment advisor believes is consistent with preservation of capital and maintenance of liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest, as a fundamental policy, at least 80% of its assets in New York Tax-Exempt Securities, which are debt obligations issued by the State of New York, or any of its political subdivisions, or its agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is, in the opinion of bond counsel, exempt from federal income tax and New York State and City personal income taxes. The Fund may invest the remainder of its assets in investments of any kind described under "Selection of Investments" on page 21.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1, under the headings:

 .Interest Rate Risk
 .Credit Risk
 .Concentration Risk
 .Governmental Issuer Risk

The performance of the New York Municipal Bond Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of New York issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the State. Some of these conditions may include significant cutbacks in recent years in the computer and instrument manufacturing, utility, defense and banking industries, hindering employment growth and the State's slow recovery from the recession of early 1990s, as well as other factors which may cause rating agencies to downgrade the credit ratings on certain issues.

Distributions of capital gains and other taxable income will be subject to tax under the personal income taxes of New York State, New York City and other New York municipalities. Corporations subject to the New York State corporation franchise tax or the New York City general corporation tax will generally be subject to tax on all distributions of income from the Fund.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

10  EVERGREEN CASH RESOURCE TRUST

                                   EVERGREEN


   PERFORMANCE

The following chart and table show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for the Fund in each calendar year since inception. It should provide you with some indication of the risks of investing in the Fund by giving you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class A shares (%)

                             [CHART APPEARS HERE]

   1989
   1990
   1991
   1992
   1993
   1994
   1995
   1996
   1997    2.80
   1998    2.65


Best Quarter:     2nd Quarter 1997    0.74%
Worst Quarter:    4th Quarter 1998    0.60%

Year to date return through 9/30/1999 is 1.78%.

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1998), including applicable sales charges.

Average Annual Total Return
(for the period ended 12/31/1998)+

               Inception                                                       Performance
                Date of                                                           Since
                 Class           1 year         5 year         10 year          Inception

  Class A       12/9/1996          2.65%           N/A             N/A              2.73%

 +Actual for the fiscal year ended 7/31/1999.

To obtain current yield information call 1-800-869-6042.


   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses   Class A

  Maximum deferred sales charge (as   None
  a % of either the redemption
  amount or initial investment,
  whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                Management           12b-1            Other                 Total Fund
                   Fees              Fees            Expenses           Operating Expenses

  Class A          .22%              .38%              .20%                    .80%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. The example also assumes that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.

Example of Fund Expenses

                  Class A
   After:
   1 year      $82
   3 years    $255
   5 years    $444
  10 years   $990

                                               EVERGREEN CASH RESOURCE TRUST  11

                                   EVERGREEN


THE FUNDS' INVESTMENT ADVISORS

The Trustees are responsible for generally overseeing the conduct of the Trust's business. Mentor Investment Advisors, located at 901 East Byrd Street, Richmond, Virginia 23219, serves as investment advisor to each of the Funds, providing investment advisory services and advising and assisting the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Trustees. Subject to such policies as the Trustees may determine, Mentor Advisors furnishes a continuing investment program for the Funds and makes investment decisions on their behalf.

Mentor Advisors has over $13 billion in assets under management and is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group"), and its affiliates. Mentor Investment Group is wholly owned subsidiary of First Union Corp. ("First Union"). First Union is a leading financial services company with over $234 billion in consolidated assets as of 9/30/1999.

For the fiscal year ended July 31, 1999, advisory fees paid to Mentor Investment Advisors by each Fund were as follows:

                                     % of the
                                      Fund's
                                      average
                                     daily net
  Fund                                assets
  Evergreen CRT Money Market Fund      0.17%
  Evergreen U.S. Government Money
  Market Fund                          0.18%
  Evergreen CRT Tax-Exempt Money
  Market Fund                          0.21%
  Evergreen CRT California Tax-
  Exempt Money Market Fund             0.22%
  Evergreen CRT New York Tax-Exempt
  Money Market Fund                    0.22%

Year 2000 Compliance
The Funds receive services from a number of providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of the software to distinguish the Year 2000 from the Year 1900. The investment advisor and other service providers for the Evergreen Funds have given representation of readiness and are continuing to take steps to address any potential Year 2000-related computer problems. However, there is some risk that these problems could disrupt the Fund's operations or financial markets generally. In addition, issuers of securities, especially foreign issuers, in which the Funds invest may be adversely affected by Year 2000 problems. Such problems could negatively impact the value of the Funds securities.

HOW TO BUY SHARES

Class A
The Trust offers Class A Shares of the Funds continuously at a price of $1.00 per share. The Trust determines the net asset value of each Fund twice each day, as of 12:00 noon and as of the close of regular trading on the Exchange. Class A Shares of each Fund are sold at net asset value through a number of selected financial institutions, such as investment dealers and banks (each, a "Financial Institution").

Class B (U.S. Government Money Market Fund Only)
If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to an additional expense, known as the 12b-1 fee. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. The amount of the deferred sales charge depends on the length of time the shares are held, as shown below:

                          Contingent Deferred
  Time Held                  Sales Charge
  Month of Purchase +
  First 12 Month Period          5.00%
  Month of Purchase +
  Second 12 Month Period         4.00%
  Month of Purchase +
  Third 12 Month Period          3.00%
  Month of Purchase +
  Fourth 12 Month Period         3.00%
  Month of Purchase +
  Fifth 12 Month Period          2.00%
  Month of Purchase +
  Sixth 12 Month Period          1.00%
  Thereafter                      0%
  After 7 Years           Converts to Class A
  Dealer Allowance               4.00%

The deferred sales charge percentage is applied to the value of the shares when purchased or when redeemed, whichever is less. No deferred sales charge is paid on shares purchased through dividend or capital gain reinvestments or on any gain in the value of your shares.

Class C (U.S. Government Money Market Fund Only)
Class C shares of the Evergreen U.S. Government Money Market Fund are only offered through broker-dealers who have special distribution agreements with the Fund's distributor, Evergreen Distributors, Inc., ("EDI").


12  EVERGREEN CASH RESOURCE TRUST

                                   EVERGREEN


Class C shares of the Evergreen U.S. Government Money Market Fund are similar to Class B shares, except the deferred sales charge is less and only applies if shares are redeemed within the first year after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fee continues for the life of the account.

  Time Held              Deferred Sales Charge
  Month of Purchase +
  Less Than 1 Year               1.00%
  Month of Purchase + 1
  Year or More                      0%


 Waiver of Class B or Class C
 Deferred Sales Charges
 You will not be assessed a
 deferred sales charge for
 Class B or Class C shares if
 you redeem shares in the
 following situations:
 . When the shares were
   purchased through
   reinvestment of
   dividends/capital gains
 . Death or disability
 . Lump-sum distribution from
   a 401(k) plan or other
   benefit plan qualified
   under ERISA
 . Automatic IRA withdrawals
   if your age is at least 59
   1/2
 . Automatic withdrawals of
   up to 1.0% of the account
   balance per month
 . Loan proceeds and
   financial hardship
   distributions from a
   retirement plan
 . Returns of excess
   contributions or excess
   deferral amounts made to a
   retirement plan
   participant


Class Y (U.S. Government Money Market Fund Only)
The Evergreen U.S. Government Money Market Fund offers Class Y shares at net asset value without deferred sales charge or 12b-1 fees. Class Y shares are only offered to persons who owned shares in a Fund advised by Evergreen Asset Management Corp. on or before December 31, 1994; certain institutional investors; and clients of an investment advisor of an Evergreen Fund (or the advisor's affiliates).

General Information

Because each Fund seeks to be fully invested at all times, investments must be in same day funds to be accepted. Investments which are accepted at or before 12:00 noon will be invested at the net asset value determined at that time; investments accepted after 12:00 noon will receive the net asset value determined at the close of regular trading on the Exchange. "Same Day Funds" are funds credited by the applicable regional Federal Reserve Bank to the account of the Trust at its designated bank. When payment in Same Day Funds is available to the Trust, the Trust will accept the order to purchase shares at the net asset value next determined.

If you are considering redeeming shares or transferring shares to another person shortly after purchase, you should pay for those shares with wired Same Day Funds or a certified check to avoid any delay in redemption or transfer. Otherwise, the Trust may delay payment for shares until the purchase price of those shares has been collected which may be up to 15 calendar days after the purchase date.

The Funds may refuse any order to buy shares.

For more information on how to purchase shares of the Funds, contact your Financial Institution or Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116. ESC's telephone number is 1-800-343-2898.

There is presently no maximum or minimum share ownership requirement, but the Trustees may establish either at any time, which could apply to both present and future shareholders.

HOW TO REDEEM SHARES

You can redeem your Fund shares through your Financial Institution any day the Exchange is open, or you may redeem your shares by check or by mail. Redemption will be effected at the net asset value per share of the Fund next determined after receipt of the redemption request in good order. The Trust must receive your properly completed purchase documentation before you may sell shares.

Selling Shares Through Your Financial Institution
You may redeem your shares through your Financial Institution. Your Financial Institution is responsible for delivering your redemption request and all necessary documentation to the Trust, and may charge you for its services (including, for example, charges relating to the wiring of funds). Your Financial Institution may accept your redemption instructions by telephone. Consult your Financial Institution.

Selling Shares By Check
If you would like the ability to write checks against your investment in a Fund, you should provide the necessary documentation to your Financial Institution and complete the signature card which you may obtain by calling your Financial Institution or your Fund. When a Fund receives

                                               EVERGREEN CASH RESOURCE TRUST  13

                                   EVERGREEN


your properly completed documentation and card, you will receive checks drawn on your Fund account and payable through the Fund's designated bank. These checks may be made payable to the order of any person. You will continue to earn dividends until the check clears. When a check is presented for payment, a sufficient number of full and fractional shares of the Fund in your account will be redeemed to cover the amount of the check. Your Financial Institution may limit the availability of the check-writing privilege or assess certain fees in connection with the checkwriting privilege.

Shareholders using Trust checks are subject to the Trust's designated bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks, although one may be imposed in the future. Shareholders would be notified in advance of the imposition of any such charge. (In addition, if you deplete your original check supply, there may be a charge to order additional checks.) You should make sure that there are sufficient shares in your account to cover the amount of the check drawn. If there is an insufficient number of shares in the account, the check will be dishonored and returned, and no shares will be redeemed. Because dividends declared on shares held in your account and prior withdrawals may cause the value of your account to change, it is impossible to determine in advance your account's total value. Accordingly, you should not write a check for the entire value of your account or close your account by writing a check. A shareholder may revoke check-writing authorization by written notice to ESC.

Selling Shares By Mail
You may also sell shares of a Fund by sending a written withdrawal request to your Financial Institution. You must sign the withdrawal request and include a stock power with signature(s) guaranteed by a bank, broker/dealer, or certain other financial institutions.

A Fund generally sends you payment for your shares the business day after your request is received in good order. Under unusual circumstances, a Fund may suspend repurchases, or postpone payment for more than seven days, as permitted by federal securities law.

HOW TO EXCHANGE SHARES

You can exchange your shares in any Fund for shares of any other Fund in the Trust at net asset value, except as described below. If you request an exchange through your Financial Institution, your Financial Institution will be responsible for forwarding the necessary documentation to ESC. Exchange Authorization Forms are available from your Financial Institution or ESC. For federal income tax purposes, an exchange is treated as a sale of shares and may result in a capital gain or loss. The Trust reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Consult your Financial Institution or ESC before requesting an exchange.

FINANCIAL INSTITUTIONS

Financial Institutions provide varying arrangements for their clients with respect to the purchase and redemption of Trust shares and the confirmation thereof and may arrange with their clients for other investment or administrative services. When you effect transactions with a Fund (including among other things the purchase, redemption, or exchange of Fund shares) through a Financial Institution, the Financial Institution, and not the Fund, will be responsible for taking all steps, and furnishing all necessary documentation, to effect such transactions. Financial Institutions have the responsibility to deliver purchase and redemption requests to a Fund promptly. Some Financial Institutions may establish minimum investment requirements with respect to a Fund. They may also establish and charge fees and other amounts to their client for their services. Certain privileges, such as the check writing privilege or reinvestment options, may not be available through certain Financial Institutions or they may be available only under certain conditions. If your Financial Institution holds your investment in a Fund in its own name, then your Financial Institution will be the shareholder of record in respect of that investment; your ability to take advantage of any investment options or services of the Fund will depend on whether, and to what extent, your Financial Institution is willing to take advantage of them on your behalf. Financial Institutions, including First Union Securities, an affiliate of Mentor Advisors, may charge fees to or impose restrictions on your shareholder account. Consult your Financial Institution for information about any fees or restrictions or for further information concerning its services.

DIVIDENDS AND DISTRIBUTIONS

The Trust determines the net income of each Fund as of the close of regular trading on the New York Stock

14  EVERGREEN CASH RESOURCE TRUST

                                   EVERGREEN


Exchange (the "Exchange") each day the Exchange is open. Each determination of a Fund's net income includes (i) all accrued interest on the Fund's investments, (ii) plus or minus all realized and unrealized gains and losses on the Fund's investments, (iii) less all accrued expenses of the Fund. Each Fund's investments are valued at amortized cost according to Securities and Exchange Commission Rule 2a-7. A Fund will not normally have unrealized gains or losses so long as it values its investments by the amortized cost method.

Daily Dividends
Each Fund declares all of its net income as a distribution on each day it is open for business, as a dividend to shareholders of record immediately prior to the close of regular trading on the Exchange. Shareholders whose purchase of shares of a Fund is accepted at or before 12:00 noon on any day will receive the dividend declared by the Fund for that day; shareholders who purchase shares after 12:00 noon will begin earning dividends on the next business day after the Fund accepts their order. A Fund's net income for Saturdays, Sundays, and holidays is declared as a dividend on the preceding business day. Dividends for the immediately preceding month will be paid on the fifteenth day of each calendar month (or, if that day is not a business day, on the next business day), except that a Fund's schedule for payment of dividends during the month of December may be adjusted to assist in tax reporting and distribution requirements. A shareholder who withdraws the entire balance of an account at any time during a month will be paid all dividends declared through the time of the withdrawal. Since the net income of each Fund is declared as a dividend each time it is determined, the net asset value per share of each Fund normally remains at $1 per share immediately after each determination and dividend declaration.

You can choose from two distribution options: (1) automatically reinvest all distributions from a Fund in additional Class A shares of that Fund; or (2) receive all distributions in cash. If you wish to change your distribution option, you should contact your Financial Institution, who will be responsible for forwarding the necessary instructions to ESC. If you do not select an option when you open your account, all distributions will be reinvested. You will receive a statement confirming reinvestment of distributions in additional shares of a Fund promptly following the month in which the reinvestment occurs.

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

Federal Taxes
Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal income taxes on income (and gains, if any) it distributes to shareholders. Each Fund will distribute substantially all of its net ordinary income (and net capital gains, if any) on a current basis.

Dividends paid by a Tax-Exempt Fund that are derived from exempt-interest income (known as "exempt-interest dividends") and that are designated as such may be treated by the Fund's shareholders as items of interest excludable from their federal gross income. (Shareholders should consult their own tax adviser with respect to whether exempt-interest dividends would be excludable from gross income if the shareholder were treated as a "substantial user" of facilities financed by an obligation held by a Tax-Exempt Fund or a "related person" to such a user under the Internal Revenue Code.) If a shareholder receives an exempt-interest dividend with respect to any share held for six months or less, any loss on the sale or exchange of that share will be disallowed to the extent of the amount of the exempt-interest dividend. To the extent dividends paid to shareholders are derived from taxable income (for example, from interest on certificates of deposit) or from gains, such dividends will be subject to federal income tax, whether they are paid in the form of cash or additional shares.

If a Tax-Exempt Fund holds certain "private activity bonds" ("industrial development bonds" under prior law), dividends derived from interest on such obligations will be classified as an item of tax preference which could subject certain shareholders to alternative minimum tax liability. Corporate shareholders must also take all exempt-interest dividends into account in determining "adjusted current earnings" for purposes of calculating their alternative minimum tax liability.

Shareholders receiving Social Security benefits or Railroad Retirement Act benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits. Early in each year your Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.



                                              EVERGREEN CASH RESOURCE TRUST  15

                                   EVERGREEN

Sharehoders receiving Social Security benefits or Railroad Retirement Act benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits. Early in each year your Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

State Taxes (California Tax-Exempt Money Market Fund)
To the extent exempt-interest dividends are derived from interest on California Tax-Exempt Securities, such distributions will be exempt from California personal income tax (but not from California franchise and corporate income tax). For California tax purposes, distributions derived from investments in other than (i) California Tax-Exempt Securities and (ii) obligations of the United States (or other obligations) which pay interest exempt from California personal income taxation when held by an individual will be taxable as ordinary income or as long-term capital gain, whether paid in cash or reinvested in additional shares. Interest derived from California Tax-Exempt Securities is not subject to the California alternative minimum tax on individuals, and California personal income tax does not apply to any portion of Social Security or railroad retirement benefits. Interest on indebtedness incurred or continued to purchase or carry the Fund's shares generally will not be deductible for California personal income tax purposes. An investment in the Fund may result in liability for state and/or local taxes for shareholders subject to tax by states other than California.

State Taxes (New York Tax-Exempt Money Market Fund)
To the extent exempt-interest dividends are derived from interest on New York Tax-Exempt Securities, such distributions will be exempt from New York State and New York City personal income taxes. However, an investment in the Fund may result in liability for state and/or local taxes for individual shareholders subject to taxation by states other than New York State or cities other than New York City, because the exemption from New York State and New York City personal income taxes does not prevent such other jurisdictions from taxing individual shareholders on dividends received from the Fund. In addition, distributions derived from interest on tax-exempt securities other than New York Tax Exempt Securities will be treated as taxable ordinary income for purposes of the New York State and New York City personal income taxes.

Exempt-interest dividends, including those derived from New York Tax-Exempt Securities, are included in a corporation's net investment income for purposes of calculating such corporation's New York State corporate franchise tax and New York City general corporation tax and will be subject to such taxes to the extent that a corporation's net investment income is allocated to New York State and/or New York City.

All or a portion of interest on indebtedness incurred or continued to purchase or carry the Fund's shares generally will not be deductible for New York State and New York City personal income tax purposes.

For New York State and City personal income tax purposes, distributions of net long-term gains will be taxable at the same rates as ordinary income.

General
The foregoing is a summary of certain federal, California, and New York State and New York City income tax consequences of investing in the Funds. You should consult your tax adviser to determine the precise effect of an investment in each Fund on your particular tax situation.

16 EVERGREEN CASH RESOURSE TRUST

                                   EVERGREEN


FEES AND EXPENSES OF THE FUNDS

Management Fee
The management fee pays for the normal expenses of managing the fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Cash Resource Trust have approved a policy to assess
12b-1 fees for Classes A, B and C shares. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Funds to the public. The Funds might use these fees for advertising and marketing and as a "service fee" to the broker-dealer for additional shareholder services.

Other Expenses
The Funds pay all expenses not assumed by Mentor Advisors, including Trustees' fees, auditing, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under their Distribution Plans. General expenses of the Trust will be charged to the assets of each Fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund. Expenses directly charged or attributable to a Fund will be paid from the assets of that Fund.

                                                EVERGREEN CASH RESOURCE TRUST 17

                                   EVERGREEN


FINANCIAL HIGHLIGHTS

The financial highlights presented below for the Funds have been derived from the Funds' Financial Statements which have been audited by KPMG LLP, independent auditor. The report of KPMG LLP is incorporated by reference into the Statement of Additional Information, which may be obtained in the manner described on the back cover page of this Prospectus. Each of the CRT Money Market Fund, U.S. Government Money Market Fund, and CRT Tax-Exempt Money Market Funds
 -------------------------------------------------------------------------------

CALIFORNIA TAX-EXEMPT MONEY MARKET FUND

                                                                      Period
                                                     Year Ended July   Ended
                                                           31,         July
                                                     ---------------    31,
                                                      1999    1998    1997(a)
Per Share Operating
 Performance

Net asset value,
 beginning of period                                 $1.000 $1.000   $1.000

Income from investment
 operations

 Net investment income                              0.022    0.027    0.017

Distributions

 Net investment income                              (0.022) (0.027)  (0.017)
                                                    -------  -------

Net assets value, end of
 period                                             $1.000  $1.000   $1.000
                                                     -------  -------

Total return                                        2.22%       2.74%    1.76%

Ratios/Supplemental Data

Net assets, end of
 period (thousands)                                 $105,897  $95,698  $89,432

Ratio of expenses to
 average net assets                                0.78%         0.75%    0.75%*

Ratio of net investment
 income to average net
 assets                                          2.24%             2.70%   2.70%*

*Annualized.
(a)For the period from December 9, 1996 (commencement of operations) to July 31, 1997.
#Includes net realized capital gains (losses) which were less than $0.001 per share.


--------------------------------------------------------------------------------

NEW YORK TAX-EXEMPT MONEY MARKET FUND

                                                                      Period
                                                        Year Ended     Ended
                                                         July 31,      July
                                                      --------------    31,
                                                       1999   1998    1997(a)
-------------------------------------------------------------------------------
Per Share Operating Performance
Net asset value, beginning of period                  $1.000 $1.000   $1.000
Income from investment operations
 Net investment income                                0.024   0.027    0.018
Distributions
 Net investment income                                (0.024)(0.027)  (0.018)
                                                             -------  -------
Net assets value, end of period                       $1.000 $1.000   $1.000
                                                             -------  -------
Total return                                          2.44%   2.76%    1.77%
Ratios/Supplemental Data
Net assets, end of period (thousands)                 $20,642 $15,290  $12,071
Ratio of expenses to average net assets               0.80%     0.80%    0.80%*
Ratio of net investment income to average net assets   2.32%    2.72%    2.77%*

*Annualized.
(a)For the period from December 9, 1996 (commencement of operations) to July 31, 1997.
#Includes net realized capital gains (losses) which were less than $0.001 per share.

18 EVERGREEN CASH RESOURCE TRUST

                                   EVERGREEN

began operations on December 20, 1993; each of the CRT California
Tax-Exempt Money Market and CRT New York Tax-Exempt Money Market Funds commenced operations on December 9, 1996. See "Financial Statements" in the Funds' Statement of Additional Information. During the periods shown, only Class A Shares of the Funds were outstanding.

--------------------------------------------------------------------------------

MONEY MARKET FUND

                                    Year Ended July 31,
  -------------------------------------------------------------------------
    1999        1998        1997       1996      1995
---------------------------------------------------------------------------
   $1.000                            $1.000      $1.000    $1.000    $1.000
   0.044                              0.048       0.047#    0.050     0.050#
  (0.044)                            (0.048)     (0.047)   (0.050)   (0.050)#
             ----------  ----------  --------  --------
 ........................................
  $1.000       $1.000      $1.000    $1.000    $1.000
             ----------  ----------  --------  --------
 ........................................
   4.49%          4.95%       4.77%     4.91%     4.97%
 ........................................
 ........................................
 $4,848,971      $3,817,705  $2,941,605  $646,500  $422,657
 ........................................
 0.85%             0.84%       0.86%     0.82%     0.82%
 ........................................
 4.35%             4.84%       4.67%     4.77%     4.96%
 ........................................

*Annualized.
(a)For the period from December 9, 1996 (commencement of operations) to July 31, 1997.
#Includes net realized capital gains (losses) which were less than $0.001 per share.

--------------------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND

                                        Year Ended July 31,
  --------------------------------------------------------------------------
   1999                                1998      1997      1996      1995
-----------------------------------------------------------------------------
  $1.00                                 $1.000    $1.000    $1.000    $1.000
   0.026                                 0.029     0.029     0.030     0.030#
  (0.026)                               (0.029)   (0.029)   (0.030)   (0.030)
           --------  --------  --------  --------
 ........................................
   $1.000   $1.000    $1.000    $1.000    $1.000
           --------  --------  --------  --------
 ........................................
  2.63%      2.96%     2.91%     2.90%     3.05%
 ........................................
 ........................................
  $832,080  $815,057  $743,614  $290,891  $266.895
 ........................................
  0.73%        0.71%     0.71%     0.76%     0.72%
 ........................................
  2.53%        2.91%     2.88%     2.85%     3.01%
 ........................................

*Annualized.
(a)For the period from December 9, 1996 (commencement of operations) to July 31, 1997.
#Includes net realized capital gains (losses) which were less than $0.001 per share.

                                                EVERGREEN CASH RESOURCE TRUST 19

                                   EVERGREEN

--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND

                                           Year Ended July 31,
                          ----------------------------------------------------------
                             1999       1998         1997        1996        1995
-------------------------------------------------------------------------------------
Per Share Operating
 Performance
Net asset value,
 beginning of period       $1.000     $1.000       $1.000      $1.000      $1.000
Income from investment
 operations
 Net investment income      0.043      0.048        0.046#      0.050       0.050#
Distributions
 Net investment income     (0.043)  (0.048)#     (0.046)     (0.050)     (0.050)
                                     ----------   ----------  ----------  ----------
Net asset value, end of
 period                    $1.000      $1.000       $1.000      $1.000      $1.000
                                     ----------   ----------  ----------  ----------
Total return                 4.28%       4.92%        4.72%       4.74%       4.82%
Ratios/Supplemental Data
Net assets, end of
 period (thousands)          $3,576,798      $3,162,377   $2,918,711  $1,402,397  $1,216,690
Ratio of expenses to
 average net assets           0.82%            0.81%        0.81%       0.93%       0.88%
Ratio of net investment
 income to average net
 assets                       4.27%        4.80%        4.63%       4.63%       4.75%

# Includes net realized capital gains (losses) which were less than $0.001 per share.

20 EVERGREEN CASH RESOURCE TRUST

                                   EVERGREEN


OTHER FUND PRACTICES

Tax-Exempt Securities
The Tax-Exempt Money Market Fund, the California Tax-Exempt Money Market Fund and the New York Tax-Exempt Money Market Fund will invest in only the following types of Tax-Exempt Securities: (i) municipal notes; (ii) municipal bonds;
(iii) municipal securities backed by the U.S. Government or any of its agencies or instrumentalities; (iv) tax-exempt commercial paper; (v) participation interests in any of the foregoing; and (vi) unrated securities or new types of tax-exempt instruments which become available in the future if Mentor Advisors determines they meet the quality standards discussed below (collectively, "Tax-Exempt Securities"). (In the case of any such new types of tax-exempt instruments, this Prospectus would be revised as may be appropriate to describe such instruments.) In connection with the purchase of Tax-Exempt Securities, the Funds may acquire stand-by commitments, which give the Funds the right to resell the security to the dealer at a specified price. Stand-by commitments may provide additional liquidity for the Funds but are subject to the risk that the dealer may fail to meet its obligations. The Funds do not generally expect to pay additional consideration for stand-by commitments or to assign any value to them.

Tax-Exempt Securities are debt obligations issued by a state (including the District of Columbia), a U.S. territory or possession, or any of their political subdivisions, the interest from which is, in the opinion of bond counsel, exempt from federal income tax. These securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses, or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational, or medical facilities and may also include certain types of private activity and industrial development bonds issued by public authorities to finance privately owned or operated facilities. Short-term Tax-Exempt Securities are generally issued as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance various public purposes.

The two principal classifications of Tax-Exempt Securities are general obligation and special obligation (or revenue) securities. General obligation securities involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Special obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development and private activity bonds are in most cases special obligation securities, the credit quality of which is directly related to the private user of a facility.

For purposes of the Funds' policy to invest at least 80% of its net assets in Tax-Exempt Securities, the Funds will not treat obligations as Tax-Exempt Securities for purposes of measuring compliance with such policy if they would give rise to interest income subject to federal alternative minimum tax for individuals. To the extent that the Funds invest in these securities, individual shareholders of the Funds, depending on their own tax status, may be subject to federal alternative minimum tax on the part of the Funds' distributions derived from these securities. In addition, an investment in the Funds may cause corporate shareholders to be subject to (or result in an increased liability under) the alternative minimum tax because tax-exempt income is generally included in the alternative minimum taxable income of corporations.

Selection of Investments
Each Fund will invest only in U.S. dollar-denominated high-quality securities and other U.S. dollar-denominated money market instruments meeting credit criteria which the Trustees believe present minimal credit risk. "High-quality securities" are (i) commercial paper or other short-term obligations rated in one of the two highest short-term rating categories by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service), (ii) obligations rated at least AA by Standard & Poor's Ratings Service or Aa by Moody's Investors Service, Inc. at the time of investment, and (iii) unrated securities determined by Mentor Advisors to be of comparable quality. Each Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. Each of the Funds follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share, although there is no assurance that these policies will be successful.

                                                EVERGREEN CASH RESOURCE TRUST 21

                                   EVERGREEN


A Fund may invest in variable or floating-rate securities which bear interest at rates subject to period adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. Some of these securities may be supported by the right of the holders under certain circumstances to demand that a specified bank, broker-dealer, or other financial institution purchase the securities from the holders at par, or otherwise to demand on short notice payment of unpaid principal and interest on the securities. Such securities are subject to the risk that the financial institutions in question may for any reason be unwilling or unable to meet their obligations in respect of the securities, which would likely have an adverse effect on the value of the securities.

Considerations of liquidity and preservation of capital mean that a Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objective, a Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Each Fund may also invest to take advantage of what Mentor Advisors believes to be temporary disparities in the yields of different segments of the high-quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Funds, may result in frequent changes in the Funds' portfolios. The Funds will not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

Temporary Defensive Strategies
A Tax-Exempt Fund may invest without limit in high quality taxable money market instruments of any type in which the other Funds may invest at any time when Mentor Advisors believes that the market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interest of shareholders. It is impossible to predict when, or for how long, the Fund will use these alternative defensive strategies.

Diversification and Concentration Policies
Each Fund is a "diversified" investment company under the Investment Company Act of 1940. This means that each Fund may invest up to 25% of its total assets in the securities of one or more issuers, and is limited with respect to the remaining portion of its assets to investing 5% or less of its total assets in the securities of any one issuer (other than the U.S. government). However, under the current rules governing money market funds, the Funds (other than the California and New York Tax-Exempt Money Market Funds) generally may not invest more than 5% of their assets in any one issuer (other than the U.S. government).

The Money Market Fund may invest without limit in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks (if it can be demonstrated that they are subject to the same regulations as U.S. banks). At times when the Fund has concentrated its investments in bank obligations, the values of its portfolio securities may be especially affected by factors pertaining to the issuers of such obligations.

Because of the relatively small number of issuers of California Tax-Exempt Securities and New York Tax-Exempt Securities, the California and New York Tax-exempt Funds are more likely to invest a higher percentage of their assets in the securities of a single issuer than investment companies that invest in a broader range of securities. This practice involves an increased risk of loss to a Fund if an issuer were unable to make interest or principal payments or if the market value of these securities were to decline.

Neither the Tax-Exempt Money Market Fund, the California Tax-Exempt Money Market Fund nor the New York Tax-Exempt Money Market Fund (each, a "Tax-Exempt Fund" and collectively, the "Tax-Exempt Funds") will invest more than 25% of its total assets in any one industry. Governmental issuers of Tax-Exempt Securities, California Tax-Exempt Securities, or New York Tax-Exempt Securities are not considered part of any "industry." However, Securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations.

It is nonetheless possible that a Tax-Exempt Fund may invest more than 25% of its assets in a broader segment of the Tax-Exempt Securities market (or the California Tax-Exempt or New York Tax-Exempt Securities Markets, as the case may be), such as revenue obligations of hospitals and other health care facilities, housing agency

22 EVERGREEN CASH RESOURCE TRUST

                                   EVERGREEN

revenue obligations, or airport revenue obligations. This would be the case only if Mentor Advisors determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration. Although such obligations could be supported by the credit of governmental users or by the credit of nongovernmental users engaged in a number of industries, economic, business, political, and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all Tax-Exempt Securities in such a market segment. Each of the Tax-Exempt Funds reserves the right to invest more than 25% of its assets in industrial development bonds and private activity bonds or notes.

The Tax-Exempt Money Market Fund also reserves the right to invest more than 25% of its assets in securities relating to any one or more states (including the District of Columbia), U.S. territories or possessions, or any of their political subdivisions. As a result of such an investment, the performance of that Fund may be especially affected by factors pertaining to the economy of the relevant state and other factors specifically affecting the ability of issuers of such securities to meet their obligations. As a result, the value of the Fund's shares may fluctuate more widely than the value of shares of a fund investing in securities relating to a greater number of different states.

Repurchase Agreements
Under a repurchase agreement, a Fund purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Fund's cost plus interest. A fund will enter into repurchase agreements only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and only if the debt instrument subject to the repurchase agreement is a U.S. Government security. Although Mentor Advisors will monitor repurchase agreement transactions to ensure that they will be fully collateralized at all times, a Fund bears a risk of loss if the other party defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that a Fund may be treated as an unsecured creditor and required to return the collateral to the other party's estate.

Securities Lending
A Fund may lend portfolio securities to broker-dealers. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by a Fund would be made in accordance with the Fund's investment objective and policies described above.

 Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

                                                EVERGREEN CASH RESOURCE TRUST 23

                                   EVERGREEN

                                     Notes

24  EVERGREEN MONEY MARKET FUNDS

                             QUICK REFERENCE GUIDE

    For More Information About the Funds, Ask for:

    The Funds' most recent Semi-annual Report, which contains additional information about the Fund.

    The Funds' most recent Annual Report, which contains a complete financial accounting for each Fund and a complete list of the Funds' holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

    The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are incorporated by reference into this prospectus, which means it is legally considered to be part of this prospectus.

    For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment representative. We will mail material within three business days.

    Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov, or, for a duplication fee, by writing the SEC Public Reference Section, Washington DC 20549-6009. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information, call the SEC at 1-800-SEC-0330.

                              Cash Resource Trust
                              901 East Byrd Street
                               Richmond, VA 23219      (811-07862)

17795                                                   XXXXXX RVX



                                                     --------------
                                                        BULK RATE
                                                      U.S. POSTAGE
[LOGO OF EVERGREEN FUNDS APPEARS HERE]                    PAID
                                                      PERMIT NO. 19
201 South College St.                                   HUDSON, MA
Charlotte, NC 28288

                              CASH RESOURCE TRUST

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION

                               December 1, 1999

     This Statement of Additional Information contains information which may be of interest to investors but which is not included in the Prospectus dated December 1, 1999 (the "Prospectus") of Evergreen CRT Money Market Fund, Evergreen U.S. Government Money Market Fund, Evergreen CRT Tax-Exempt Money Market Fund, Evergreen CRT California Tax-Exempt Money Market Fund, and Evergreen CRT New York Tax-Exempt Money Market Fund (each a "Fund" and collectively the "Funds"), each of which is a series of shares of Cash Resource Trust (the "Trust"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus of the Funds dated December 1, 1999. This Statement should be read together with the Prospectus, as amended from time to time. Investors may obtain a free copy of the Prospectus by calling Evergreen Service Company ("ESC") at (800) 343-2898.

     Certain disclosure has been incorporated by reference to the Trust's annual report, a free copy of which can be obtained by calling ESC at (800) 343-2898.

                               TABLE OF CONTENTS




                                                                          PAGE
                                                                         -----
General...............................................................     2
Investment Objectives and Policies of the Trust ......................     2
Investment Restrictions ..............................................     6
Management of the Trust ..............................................     8
Principal Holders of Securities ......................................    10
Investment Advisory and Other Services ...............................    11
Determination of Net Asset Value .....................................    15
Taxes ................................................................    17
Distribution .........................................................    20
Organization .........................................................    22
Portfolio Turnover ...................................................    23
Custodian ............................................................    23
Independent Auditors .................................................    23
Transfer Agent and Dividend Disbursing Agent .........................
Administrator ........................................................
Performance Information ..............................................    23
Investment Professionals of Mentor Investment Advisors, LLC ..........    36
Shareholder Liability ................................................    37
Financial Statements .................................................    37

                                    GENERAL

     Cash Resource Trust is a Massachusetts business trust organized on June 14, 1993. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

     The Trust is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios, and are currently divided into five series of shares. Under the Agreement and Declaration of Trust, a Fund's shares may be further divided, without shareholder approval, into two or more classes of shares having such preferences or special or relative rights and privileges as the Trustees may determine. Each share has one vote, with fractional shares voting proportionally. Shares of each Fund are freely transferable, are entitled to dividends as declared by the Trustees, and, if a Fund were liquidated, would receive the net assets of the Fund. The Trust may suspend the sale of shares of any Fund at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

     The Trust may send a single copy of shareholder reports and communications to an address where there is more than one registered shareholder with the same last name, unless a shareholder at that address requests, by calling or writing his Financial Institution or ESC, that the Trust do otherwise.

                INVESTMENT OBJECTIVES AND POLICIES OF THE TRUST

     The investment objectives and policies of each of the Funds are described in the Prospectus. This Statement contains additional information concerning certain investment practices and investment restrictions of the Funds.

     Except as described below under "Investment Restrictions," the investment objectives and policies described in the Prospectus and in this Statement are not fundamental, and the Trustees may change the investment objectives and policies of a Fund without a vote of shareholders.


     Except as otherwise noted below, the following descriptions of certain investment policies and techniques are applicable to all of the Funds.



REPURCHASE AGREEMENTS


     Each Fund may enter into repurchase agreements. A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing a Fund's cost plus interest). It is each Fund's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of a Fund and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high quality short term debt obligations. Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. Mentor Investment Advisors, LLC (the "Adviser") will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.



SECURITIES LOANS

     A Fund may lend its portfolio securities provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of the securities loaned will not at any time exceed one-third of the total assets of such Fund. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before a Fund enters into a loan, the Adviser considers all relevant facts and circumstances including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund will not lend portfolio securities to borrowers affiliated with the Trust.


FOREIGN SECURITIES

     Evergreen CRT Money Market Fund may invest in U.S. dollar denominated foreign securities which meet the criteria applicable to the Fund's domestic investments, and in certificates of deposit issued by U.S. branches of foreign banks and foreign branches of U.S. banks. Investment by the Fund in foreign securities is subject to the limitations set forth in the Prospectus.

     Investments in foreign securities may involve considerations different from investments in domestic securities due to limited publicly available information, non-uniform accounting standards, lower trading volume and possible consequent illiquidity, greater volatility in price, the possible imposition of withholding or confiscatory taxes, the possible adoption of foreign governmental restrictions affecting the payment of principal and interest, expropriation of assets, nationalization, or other adverse political or economic developments. Foreign companies may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies. Foreign brokerage commissions and other fees are generally higher than in the United States. It may be more difficult to obtain and enforce a judgment against a foreign issuer.

     In determining whether to invest in securities of foreign issuers, the Adviser will consider the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. Any such taxes paid by the Fund will reduce its net income available for distribution to shareholders.


TAX-EXEMPT SECURITIES

     GENERAL DESCRIPTION. As used in the prospectus and in this Statement with reference to Evergreen CRT Tax-Exempt Money Market Fund, Evergreen CRT California Tax-Exempt Money Market Fund, and Evergreen CRT New York Tax-Exempt Money Market Fund, the term "Tax-Exempt Securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax. "California Tax-Exempt Securities" are Tax-Exempt Securities issued by the State of California, or any of its political subdivisions, or its agencies, instrumentalities, or other governmental units, the interest from which is, in the opinion of bond counsel, also exempt from California personal income tax. "New York Tax-Exempt Securities" are Tax-Exempt Securities issued by the State of New York, or any of its political subdivisions, or its agencies, instrumentalities, or other governmental units (or of other governmental issuers, such as U.S. territories), the interest from which is, in the opinion of bond counsel, also exempt from New York State and City personal income taxes. For purposes of the section, the term "Tax-Exempt Securities" include California Tax-Exempt Securities and New York Tax-Exempt Securities. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-Exempt Securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses. Short-term Tax-Exempt Securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes. In addition, certain types of "private activity" bonds may be issued by public authorities to finance such projects as privately operated housing facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal, student loans, or the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may constitute Tax-Exempt Securities, although the current federal tax laws place substantial limitations on the size of such issues. Tax-Exempt Securities also include tax-exempt commercial paper, which are promissory notes issued by municipalities to enhance their cash flows.


     PARTICIPATION INTERESTS. A Fund may invest in Tax-Exempt Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax- Exempt Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on the certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax- Exempt Securities will be exempt from federal income tax to the same extent as interest on the Tax-Exempt Securities. A Fund may also invest in Tax-Exempt Securities by purchasing from banks participation interests in all or part of specific holdings of Tax- Exempt Securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement. A Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Tax-Exempt Securities in which it holds such participation interests is exempt from federal, California and New York personal income taxes, as the case may be. No Fund expects to invest more than 5% of its assets in participation interests.

     STAND-BY COMMITMENTS. When a Fund purchases Tax-Exempt Securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those Tax-Exempt Securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Tax-Exempt Security to a third party at any time. Each Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.

     YIELDS. The yields on Tax-Exempt Securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's Investors Service, Inc. and Standard & Poor's represent their opinions as to the quality of the Tax-Exempt Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-Exempt Securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such factors as changes in the overall demand or supply of various types of Tax-Exempt Securities or changes in the investment objectives of investors. Subsequent to purchase by a Fund, an issue of Tax-Exempt Securities or other investments may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from a Fund's portfolio, but Mentor Advisors will consider such an event in its determination of whether a Fund should continue to hold an investment in its portfolio.

     "MORAL OBLIGATION" BONDS. The Funds do not currently intend to invest in so-called "moral obligation" bonds, where repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by the Funds.

     ADDITIONAL RISKS. Securities in which a Fund may invest, including Tax-Exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-Exempt Securities may be materially affected. There is no assurance that any issuer of a Tax-Exempt Security will make full or timely payments of principal or interest or remain solvent.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax-exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-Exempt Securities. Further proposals limiting the issuance of tax-exempt bonds may well be introduced in the future. If it appeared that the availability of Tax-Exempt Securities for investment by a Fund and the value of the Fund's portfolio could be materially affected by such changes in law, the Trustees of the Trust would reevaluate a Fund's investment objectives and policies and consider changes in the structure of the Fund or its dissolution.


                            INVESTMENT RESTRICTIONS


     The Trust has adopted the following restrictions applicable to all of the Funds (except where otherwise noted), which may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of a Fund, which is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.


     A Fund may not:

     1. Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure (not for leverage) in situations which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

     2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under the federal securities laws.

     3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities representing interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

    4. Purchase or sell commodities or commodity contracts.

     5. Make loans, except by purchase of debt obligations in which a Fund may invest consistent with its investment policies and by entering into repurchase agreements and securities loans.

     6. As to 75% of its assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to securities issued or guaranteed provided that this limitation does not apply to securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities.

     7. Acquire more than 10% of the voting securities of any issuer, except that with respect to the Evergreen CRT California Tax-Exempt Money Market Fund and Evergreen CRT New York Tax-Exempt Money Market Fund this restriction only applies to 75% of such Fund's assets.


     8. Invest more than 25% of its assets in any one industry, except that Evergreen CRT Money Market Fund may invest without limit in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks (if it can be demonstrated that they are subject to the same regulation as U.S. banks).

     9. Issue any class of securities which is senior to a Fund's shares of beneficial interest, except as consistent with or permitted by the 1940 Act or as permitted by rule or order of the Securities and Exchange Commission.

     Other than the Evergreen CRT California Tax-Exempt Money Market Fund and Evergreen CRT New York Tax-Exempt Money Market Fund, a Fund may not:

     1. Pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 15% of its total assets (taken at the lower of cost and current value) and then only in connection with borrowings permitted by restriction 1 above.


     2. Purchase securities on margin, expect such short-term credits as may be necessary for the clearance of purchases and sales of securities.


     3. Make short sales of securities or maintain a short position for the account of a Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and in equal amount to, the securities sold short.

     4. Invest in securities of any issuer, if, to the knowledge of a Fund, officers and Trustees of the Trust and officers and directors of the Adviser who beneficially own more than 0.5% of the securities of that issuer together own more than 5% of such securities.

     5. Make investments for the purpose of gaining control of a company's management.

     All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental and those designated in the Prospectus as fundamental, the investment policies described in the Prospectus and this Statement are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change a Fund's investment objective without shareholder approval.

                            MANAGEMENT OF THE TRUST




                                  POSITION HELD
     NAME AND ADDRESS              WITH A FUND                 PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------   ----------------------   --------------------------------------------------------------
Daniel J. Ludeman* (41)      Chairman and Trustee     President and COO Elect, First Union Securities;
901 E. Byrd Street                                    Chairman and Chief Executive Officer, Mentor
Richmond, VA 23219                                    Investment Group, LLC; Director, Wheat, First
                                                      Securities, Inc.; Managing Director, Wheat First
                                                      Butcher Singer, Inc.; Chairman and Director, Mentor
                                                      Income Fund, Inc. and America's Utility Fund, Inc.;
                                                      Chairman and Trustee, Mentor Variable Investment
                                                      Portfolios, Mentor Funds, and Mentor Institutional Trust.

Arnold H. Dreyfuss (70)      Trustee                  Chairman, Eskimo Pie Corp.; formerly, Chairman and
P.O. Box 18156                                        Chief Executive Officer, Hamilton Beach/Proctor-Silex,
Richmond, Virginia 23226                              Inc.; Trustee, Mentor Funds, and Mentor Institutional Trust,
                                                      and Mentor Variable Investment Portfolios; Director,
                                                      America's Utility Fund, Inc. and Mentor Income Fund,
                                                      Inc.

Thomas F. Keller (67)        Trustee                  R.J. Reynolds Industries Professor of Business
Fuqua School of Business                              Administration and Former Dean of Fuqua School of
Duke University                                       Business, Duke University; Director of LADD
Durham, NC 27706                                      Furniture, Inc., Wendy's International, Inc., American
                                                      Business Products, Inc. Dimon, Inc., and Biogen, Inc.;
                                                      Director of Nations Balanced Target Maturity Fund, Inc.,
                                                      Nations Government Income Term Trust 2003, Inc., Nations
                                                      Government Income Term Trust 2004, Inc., Hatteras Income
                                                      Securities, Inc., Nations Institutional Reserves, Nations
                                                      Fund Trust, Nations Fund, Inc., Nations Fund Portfolios,
                                                      Inc., and Nations LifeGoal Funds, Inc. Trustee, Mentor
                                                      Funds, Mentor Variable Investment Portfolios, and
                                                      Mentor Institutional Trust; Director, Mentor Income
                                                      Fund, Inc. and America's Utility Fund, Inc.

Louis W. Moelchert, Jr. (57) Trustee                  Vice President for Investments, University of
University of Richmond                                Richmond; Trustee, Mentor Funds, Mentor Variable
Richmond, VA 23173                                    Investment Portfolios, and Mentor Institutional Trust;
                                                      Director, America's Utility Fund, Inc. and Mentor
                                                      Income Fund, Inc.

Troy A. Peery, Jr. (52)      Trustee                  Trustee, Mentor Funds, Mentor Institutional Trust, and
Heilig-Meyers Company                                 Mentor Variable Investment Portfolios; Director,
2235 Staples Mill Road                                America's Utility Fund, Inc. and Mentor Income Fund,
Richmond, Virginia 23230                              Inc; formerly, President, Heilig-Meyers Company.

Peter J. Quinn, Jr.* (38)    Trustee                  Head of Retail Branch System Elect, First Union
901 E. Byrd Street                                    Securities; formerly, President, Mentor Distributors,
Richmond, VA 23219                                    LLC; Managing Director, Mentor Investment Group,
                                                      LLC and Wheat First Butcher Singer, Inc.; formerly,
                                                      Senior Vice President/Director of Mutual Funds, Wheat
                                                      First Butcher Singer, Inc.; Trustee, Mentor Funds and
                                                      Mentor Institutional Trust; Director, America's Utility Fund,
                                                      Inc. and Mentor Income Fund, Inc.

                                POSITION HELD
     NAME AND ADDRESS            WITH A FUND             PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
-------------------------   ---------------------   -----------------------------------------------------
Arch T. Allen, III (52)     Trustee                 Attorney at law, Raleigh, North Carolina; Trustee,
c/o Cash Resource Trust                             Mentor Funds, Mentor Institutional Trust, and Mentor
901 E. Byrd Street                                  Variable Investment Portfolios; Director, Mentor
Richmond, VA 23219                                  Income Fund, Inc. and America's Utility Fund, Inc.;
                                                    formerly, Vice Chancellor for Development and
                                                    University Relations, University of North Carolina at
                                                    Chapel Hill.

Weston E. Edwards (64)      Trustee                 President, Weston Edwards & Associates; Trustee,
c/o Cash Resource Trust                             Mentor Funds, Mentor Institutional Trust, and Mentor
901 E. Byrd Street                                  Variable Investment Portfolios; Director, Mentor
Richmond, VA 23219                                  Income Fund, Inc. and America's Utility Fund, Inc.;
                                                    Founder and Chairman, The Housing Roundtable;
                                                    formerly, President, Smart Mortgage Access, Inc.


Jerry R. Barrentine (64)    Trustee                 President, J.R. Barrentine & Associates; Trustee,
c/o Cash Resource Trust                             Mentor Funds, Mentor Institutional Trust, and Mentor
901 E. Byrd Street                                  Variable Investment Portfolios; Director, Mentor
Richmond, VA 23219                                  Income Fund, Inc. and America's Utility Fund, Inc.;
                                                    formerly, Executive Vice President and Chief Financial
                                                    Officer, Barclays/American Mortgage Director
                                                    Corporation; Managing Partner, Barrentine Lott &
                                                    Associates.

J. Garnett Nelson (59)      Trustee                 Consultant, Mid-Atlantic Holdings, LLC; Trustee,
c/o Cash Resource Trust                             Mentor Funds, Mentor Institutional Trust, and Mentor
901 E. Byrd Street                                  Variable Investment Portfolios; Director, Mentor
Richmond, VA 23219                                  Income Fund, Inc., America's Utility Fund, Inc., GE
                                                    Investment Funds, Inc., and Lawyers Title Corporation;
                                                    Member, Investment Advisory Committee, Virginia Retirement
                                                    System; formerly, Senior Vice President, The Life Insurance
                                                    Company of Virginia.


Paul F. Costello (38)       President               Chief Administrative Officer Elect, First Union
901 E. Byrd Street                                  Securities; Managing Director, Mentor Investment
Richmond, VA 23219                                  Group, LLC, Wheat First Butcher Singer, Inc., and
                                                    Mentor Investment Advisors, LLC; President, Mentor
                                                    Income Fund, Inc., America's Utility Fund, Inc., Mentor
                                                    Funds, Mentor Institutional Trust, and Mentor Variable Investment
                                                    Portfolios; Director, Mentor Perpetual Advisors, LLC and
                                                    Mentor Trust Company.

Michael Wade (32)           Treasurer               Vice President and Assistant Treasurer, Mentor
901 E. Byrd Street                                  Investment Group, LLC; Assistant Treasurer, Mentor
Richmond, VA 23219                                  Institutional Trust, Mentor Income Fund, Inc., Mentor
                                                    Funds, and America's Utility Fund, Inc.; formerly,
                                                    Senior Accountant, Wheat First Butcher Singer, Inc.

Michael H. Koonce (39)      Secretary               Senior Vice President and Assistant General Counsel,
c/o Mentor Institutional                            First Union Corporation; former Senior Vice President
  Trust                                             and General Counsel, Colonial Management
901 E. Byrd Street                                  Associates, Inc.
Richmond, VA 23219

-------------
* This Trustee is deemed to be an "interested person" of a Fund as defined in the 1940 Act.

     Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.


     The table below shows the fees paid to each Trustee by the Trust for the 1999 fiscal year and the fees paid to each Trustee by all funds in the Mentor Family (including the Trust) during the 1998 calendar year.




                                     AGGREGATE COMPENSATION            TOTAL COMPENSATION
TRUSTEES                                 FROM THE TRUST         FROM ALL COMPLEX FUNDS (28 FUNDS)
---------------------------------   ------------------------   ----------------------------------
Daniel J. Ludeman ...............            $0                       $     0
Arnold H. Dreyfuss ..............            $26,048                  $32,000
Thomas F. Keller ................            $21,696                  $32,000
Louis W. Moelchert, Jr. .........            $25,174                  $32,000
Troy A. Peery, Jr. ..............            $23,701                  $40,000
Peter J. Quinn, Jr. .............            $0                       $     0
Arch T. Allen, III+ .............            $23,959                  $32,000
Weston E. Edwards + .............            $24,504                  $40,000
Jerry R. Barrentine+ ............            $25,174                  $42,000
J. Garnett Nelson+ ..............            $23,707                  $35,000


-------------
+ Elected Trustee December 22, 1997.

     The Trustees do not receive pension or retirement benefits from the Trust.


     The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

                             PERFORMANCE INFORMATION


Current, Effective and Tax Equivalent Yields

         Below are the yields for each class of shares of the Funds for the seven-day period ended July 31, 1999. With respect to the tax-equivalent yield of the CRT Money Market Fund, a federal tax rate of 36% is assumed, for a California Fund, a combined federal and state tax rate of 42.93% is assumed and for a New York Fund, a combined federal, state and city tax rate of 43.50% is assumed.

----------------------- -------------------- --------------------- -------------
Fund/Class
                        Current              Effective            Tax Equivalent
                                                                  Yield
----------------------- -------------------- --------------------- -------------
--------------------------------------------------------------------------------

CRT Money Market Fund
--------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------

Class A                        4.32%                4.41%                 6.75%
----------------------- -------------------- --------------------- -------------
----------------------- -------------------- --------------------- -------------

U.S. Government Money Market Fund
--------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------

Class A                        4.21%                4.30%                  6.58%
----------------------- -------------------- --------------------- -------------
----------------------- -------------------- --------------------- -------------
CRT Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------

Class A                        2.46%                2.49%                 3.84%
----------------------- -------------------- --------------------- -------------
----------------------- -------------------- --------------------- -------------

CRT California Tax-Exempt Money Markt Fund
--------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------

Class A                        2.22%                2.25%                 3.89%
----------------------- -------------------- --------------------- -------------
----------------------- -------------------- --------------------- -------------

CRT New York Money Market Fund
--------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------

Class A                        2.49%                2.52%                 4.41%
----------------------- -------------------- --------------------- -------------
----------------------- -------------------- --------------------- -------------

Tax Equivalent yield = Current Yield/1-combination of federal (and state where applicable) tax rate.


                        PRINCIPAL HOLDERS OF SECURITIES


     As of October 31, 1999, the officers and Trustees of the Trust owned as a group less than one percent of the outstanding shares of each Fund. To the knowledge of the Trust, no person owned of record or beneficially more than 5% of the outstanding shares of any Fund as of that date except:


   [ Shareholder information and percentages will be included in 497e Filing ]


         BENEFICIAL OWNERS                        FUND                  OWNERSHIP %
----------------------------------   ------------------------------   --------------




           RECORD OWNERS                          FUND                  OWNERSHIP %
----------------------------------   ------------------------------   --------------






                    INVESTMENT ADVISORY AND OTHER SERVICES


     Under a Management Contract (the "Management Contract") between the Trust and Mentor Investment Advisors, LLC ("Mentor Advisors"), Mentor Advisors, at its expense, provides the Funds with investment advisory services.

     Each Fund pays management fees to Mentor Advisors monthly at the following annual rates (based on the average daily net assets of the Fund): 0.22% of the first $500 million of the Fund's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion.

     The Funds pay all expenses not assumed by Mentor Advisors, including Trustees' fees, auditing, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under their Distribution Plans. General expenses of the Trust will be charged to the assets of each Fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund. Expenses directly charged or attributable to a Fund will be paid from the assets of that Fund.

     Until November 1, 1996, Commonwealth Advisors, Inc. served as investment advisor to each of the Funds then in existence, and Commonwealth Investment Counsel, Inc. served as sub-adviser to each of those Funds. On that date, Commonwealth Investment Counsel, Inc. was reorganized as Mentor Investment Advisors, LLC, which became investment advisor to the Funds in place of Commonwealth Advisors, Inc.

     The table below shows amounts paid to Mentor Advisors (or, for periods prior to November 1, 1996, to Commonwealth Advisors) by each Fund for the periods indicated (in thousands):





                                              FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                 ENDED             ENDED             ENDED
                                             JULY 31, 1997     JULY 31, 1998     JULY 31, 1999
                                            ---------------   ---------------   --------------
Evergreen CRT Money Market Fund .........       $ 4,041           $5,852            $7,686
Evergreen U.S. Government
  Money Market Fund .....................       $ 4,470           $5,608            $6,394
Evergreen CRT Tax-Exempt Money
  Market Fund ...........................       $ 1,326           $1,675            $1,845
Evergreen CRT California Tax-Exempt
  Money Market Fund .....................       $   121           $  213            $221
Evergreen CRT New York Tax-Exempt
  Money Market Fund .....................       $    11           $   28            $44



     The amounts shown above as having been paid under the Management Contract to Commonwealth Advisors, Inc. or Mentor Advisors reflect expense reductions as follows, which are due to an expense limitation (in thousands):





                                              FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                 ENDED             ENDED             ENDED
                                             JULY 31, 1997     JULY 31, 1998     JULY 31, 1999
                                            ---------------   ---------------   --------------
Evergreen CRT Money Market Fund .........         $  0              $  0            $0
Evergreen U.S. Government
  Money Market Fund .....................         $  0              $  0            $0
Evergreen CRT Tax-Exempt Money
  Market Fund ...........................         $  0              $  0            $0
Evergreen CRT California Tax-Exempt
  Money Market Fund .....................         $  0              $  0            $0
Evergreen CRT New York Tax-Exempt
  Money Market Fund .....................         $ 11              $  0            $0


     Mentor Advisors makes available to the Trust, without expense to the Trust, the services of such of its directors, officers, and employees as may duly be elected Trustees or officers of the Trust, subject to his individual consent to serve and to any limitations imposed by law. Mentor Advisors pays the compensation and expenses of officers and executive employees of the Trust. Mentor Advisors also provides investment advisory research and statistical facilities and all clerical services relating to such research, statistical, and investment work. Mentor Advisors pays the Trust's office rent.

     Under the Management Contract, the Trust is responsible for all of its other expenses, including clerical salaries not related to investment activities; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal expenses; auditing expenses; accounting expenses; taxes and governmental fees; fees and expenses of the transfer agent and investor servicing agents of the Trust; the cost of preparing share certificates or any other expenses, including clerical expenses, incurred in connection with the issue, sale, underwriting, redemption, or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with Mentor Advisors; the cost of preparing and distributing reports and notices to shareholders; public and investor relations expenses; and fees and disbursements of custodians of a Fund's assets. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings, and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.


     The Management Contract provides that Mentor Advisors shall not be subject to any liability to a Fund or to any shareholder for any act or omission in the course of, or connected with, its rendering services under the relevant contract in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.


     The Management Contract may be terminated without penalty by vote of the Trustees as to any Fund or by the shareholders of that Fund, or by Mentor Advisors on 30 days written notice. The Management Contract also terminates without payment of any penalty in the event of its assignment. In addition, the Management Contract may be amended only by a vote of the shareholders of the affected Fund(s), and provides that it will continue in effect from year to year, beginning in February of 2000, only so long as such continuance is approved at least annually with respect to each Fund by vote of either the Trustees or the shareholders of a Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Mentor Advisors. In such a case, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

     Mentor Advisors may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to it and its affiliates in advising the Funds and other clients, provided that it will always seek best price and execution with respect to transactions. Certain investments may be appropriate for a Fund and for other clients advised by Mentor Advisors. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of Mentor Advisors on the same day. In such event, such transactions will be allocated among the clients in a manner believed by Mentor Advisors to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of Mentor Advisors in the interest of achieving the most favorable net results for the Fund.

     BROKERAGE AND RESEARCH SERVICES. Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     Mentor Advisors places all orders for the purchase and sale of portfolio securities for the Funds and buys and sells securities for the Funds through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for the Funds the best price and execution available. In seeking the best price and execution, Mentor Advisors, having in mind the Funds' best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.


     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, Mentor Advisors may receive research, statistical, and quotation services from many broker-dealers with which it places a Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to Mentor Advisors and its affiliates in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fees paid by the Funds are not reduced because Mentor Advisors and its affiliates receive such services.


     As permitted by Section 28(e) of the Securities Exchange Act of 1934, and by the Management Contract, Mentor Advisors may cause a Fund to pay a broker-dealer which provides brokerage and research services to Mentor Advisors an amount of disclosed commission for effecting a securities transaction for that Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction. Mentor Advisors' authority to cause a Fund to pay any such greater commissions in also subject to such policies as the Trustees may adopt from time to time.

     It is anticipated that most purchases and sales of portfolio investments will be with the issuer or with major dealers in money market instruments acting as principal. Accordingly, it is not anticipated that the Funds will pay significant brokerage commissions. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter. There is generally no stated commission in the case of securities purchased from or sold to dealers, but the prices of such securities usually include an undisclosed dealer's mark-up or mark-down. None of the Funds incurred brokerage or underwriting commissions in the 1996, 1997, or 1998 fiscal years.



                       DETERMINATION OF NET ASSET VALUE


     The net asset value per share of each class of a Fund is determined twice each day as of 12:00 noon and as of the close of regular trading (generally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is normally closed on the following national holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.


     The valuation of each Fund's portfolio securities is based upon its amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. By using amortized cost valuation, each Fund seeks to maintain a constant net asset value of $1.00 per share, despite minor shifts in the market value of its portfolio securities. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of a Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based on market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in that Fund would be able to obtain a somewhat higher yield if he purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in a Fund would receive less investment income. The converse would apply on a day when the use of amortized cost by a Fund resulted in a higher aggregate portfolio value. However, as a result of certain procedures adopted by the Trust, the Trust believes any difference will normally be minimal.

     The valuation of a Fund's portfolio instruments at amortized cost is permitted by Securities and Exchange Commission Rule 2a-7 and certain procedures adopted by the Trustees. Under these procedures, a Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest in securities determined by the Trustees to be of high quality with minimal credit risks. The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of distribution, redemption, and repurchase at $1.00. In the event Mentor Advisors determines that a deviation in net asset value from $1.00 per share may result in material dilution or is otherwise unfair to existing shareholders, it will take such corrective action as it believes necessary and appropriate, including informing the President of the Trust; the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.


     Since the net income of a class of shares of each Fund is declared as a dividend each time it is determined, the net asset value per share remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in a Fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of a Fund in the shareholder's account on the last day of each month (or, if that day is not a business day, on the next business day). It is expected that a Fund's net income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a Fund determined at any time is a negative amount, a Fund will offset such amount allocable to each then shareholder's account from dividends accrued during the month with respect to such account. If at the time of payment of a dividend by a Fund (either at the regular monthly dividend payment date, or, in the case of a shareholder who is withdrawing all or substantially all of the shares in an account, at the time of withdrawal), such negative amount exceeds a shareholder's accrued dividends, the Fund will reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the Fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a Fund.

     Should a Fund incur or anticipate, with respect to its respective portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.

     The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that

Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds may be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.


                                     TAXES

     Each Fund of the Trust intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, a Fund will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders. As series of Massachusetts business trust, the Funds under present law will not be subject to any excise or income taxes in Massachusetts.


     Other than exempt-interest dividends from Evergreen CRT Tax-Exempt Money Market Fund, California Tax-Exempt Money Market Fund, and New York Tax-Exempt Money Market Fund that are excludable from income, distributions from a Fund will be taxable to a shareholder whether received in cash or additional shares. Such distributions that are designated as capital gains dividends will be taxable as such, regardless of how long Fund shares are held, while other taxable distributions will be taxed as ordinary income. Also interest on indebtedness incurred to purchase shares of Evergreen CRT Tax-Exempt Money Market Fund, California Tax-Exempt Money Market Fund, or New York Tax-Exempt Money Market Fund may be nondeductible.

     In order to qualify as a "regulated investment company," a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of a Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than those of U.S. Government Securities or other regulated investment companies) of any issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses. In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, a Fund must in general distribute at least 90% of the sum of its taxable net investment income,its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. To satisfy these requirements, a Fund may engage in investment techniques that affect the amount, timing and character of its income and distributions.


     If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income realized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     Distributions from a Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Net capital gain (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) of a Fund that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, generally taxable to individuals at a 20% rate, regardless of how long a shareholder has held the shares in the Fund.

     Each Fund is required to withhold 31% of all ordinary income dividends and capital gain distributions, and 31% of the gross proceeds of all redemptions of Fund shares, in the case of any shareholder who does not provide a correct taxpayer identification number, about whom a Fund is notified that the shareholder has underreported income in the past, or who fails to certify to a Fund that the shareholder is not subject to such withholding. Shareholders who fail to furnish their current tax identification numbers are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not willfull neglect. An individual's taxpayer identification number is his or her Social Security number. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Fund with a proper certification.

     EXEMPT-INTEREST DIVIDENDS. A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that a Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

     Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of a Fund's total distributions (not including capital gain dividend) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.


     In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

     A Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the Fund's fiscal year-end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of a Fund's income that was tax-exempt during the period covered by the distribution.


     Each Fund seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that a Fund will be able to do so. A shareholder may therefore recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of that Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gian or loss if the shares were held for longer than one year. Long-term capital gain is generally taxable to individuals at a 20% rate. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares.

     SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state, local, foreign and other taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local, or foreign taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).



                                 DISTRIBUTION


     Evergreen Distributors, Inc. ("Evergreen Distributors"), [ ], is the distributor of the Funds' Shares. Evergreen Distributors is a wholly owned subsidiary of BISYS Fund Services, Inc. Each Fund has adopted a Distribution Plan (each a "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to its Class A Shares (and, in the case of U.S. Government Money Market Fund, also with respect to its Class B and C Shares). The purpose of the Plans is to permit each of the Funds to compensate Evergreen Distributors for services provided and expenses incurred by it in promoting the sale of Shares of the Fund, reducing redemptions, or maintaining or improving services provided to shareholders by Mentor Distributors or Financial Institutions. The Plans provide for monthly payments by the Funds to Evergreen Distributors out of the Funds' assets attributable to the class of shares, subject to the authority of the Trustees to reduce the amount of payments or to suspend the Plans for such periods as they may determine. Any material increase in amounts payable under a Plan would required shareholder approval.

     Evergreen Distributors is the principal underwriter of the continually offered shares of each of the Funds pursuant to a Distribution Agreement between Mentor Distributors and the Trust. Evergreen Distributors is not obligated to sell any specific amount of shares of any Fund and will purchase shares of a Fund for resale only against orders for shares.

     The Plans provides for payments by each Fund to Evergreen Distributors at the annual rate described in the prospects, subject to the authority of the Trustees to reduce the amount of payments or to suspend the Plans as to any Fund for such periods as they may determine. Subject to these limitations, the amount of such payments and the specific purposes for which they are made shall be determined by the Trustees.

     For the periods indicated, each Fund paid the following amounts to Mentor Distributors, LLC, the former distributor of the Funds, the under its respective Plan with Respect to its Class A shares (in thousands):





                                  FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                     ENDED             ENDED             ENDED
                                 JULY 31, 1997     JULY 31, 1998     JULY 31, 1999
                                ---------------   ---------------   --------------
Evergreen CRT Money
  Market Fund ...............       $ 8,221           $12,419           $17.110
Evergreen U.S. Government
  Money Market Fund .........       $ 9,126           $11,802           $13.846
Evergreen CRT Tax-Exempt
  Money Market Fund .........       $ 2,039           $ 2,598           $2.884
Evergreen CRT California
  Tax-Exempt Money
  Market Fund ...............       $   181           $   319           $331
Evergreen CRT New York
  Tax-Exempt Money
  Market Fund ...............       $    19           $    48           $76



     Mentor Distributors paid amounts to Financial Institutions (including affiliates of Mentor Distributors qualifying as Financial Institutions) in respect of the Funds as follows (in thousands):





                                  FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                     ENDED             ENDED             ENDED
                                 JULY 31, 1997     JULY 31, 1998     JULY 31, 1999
                                ---------------   ---------------   --------------
Evergreen CRT Money
  Market Fund ...............       $ 8,221           $12,419           $17.110
Evergreen U.S. Government
  Money Market Fund .........       $ 9,126           $11,802           $13.846
Evergreen CRT Tax-Exempt
  Money Market Fund .........       $ 2,039           $ 2,598           $2.884
Evergreen CRT California
  Tax-Exempt Money
  Market Fund ...............       $   181           $   319           $331
Evergreen CRT New York
  Tax-Exempt Money
  Market Fund ...............       $    19           $    63           $76



For the fiscal year ended July 31, 1999, Wheat First Butcher Singer, Inc. and
EVEREN Securities, Inc., as Financial Institutions, received $[      ] and
$[       ] respectively, of the $[       ] paid in that year by Mentor
Distributors to Financial Institutions.

     Continuance of a Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the Trust, and have no direct or indirect financial interest in the operation of the Plan and related agreements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a Plan must be likewise approved by the Trustees and the Qualified Trustees.

     A Plan may not be amended in order to increase materially the costs which a Fund may bear for distribution pursuant to the Plan without also being approved by a majority of the outstanding voting securities of that Fund. Each Plan terminates automatically in the event of its assignment and may be terminated as to any Fund without penalty, at any time, by a vote of a majority of the outstanding voting securities of the Fund or by a vote of a majority of the Qualified Trustees.

     In order to compensate Financial Institutions for services provided in connection with sales of Class A Shares and the maintenance of shareholder accounts (or, in the case of certain Financial Institutions which are banking institutions, for certain administrative and shareholder services), Mentor Distributors, Mentor Advisors, or their affiliates may make periodic payments (from any amounts received under the Plans or from their other resources) to any qualifying Financial Institution based on the average net asset value of Class A Shares for which the Financial Institution is designated as the financial institution of record. Such payments may be made at an annual rate of between 0.15% and 0.40% in the case of the Money Market Fund and the U.S. Government Money Market Fund, between 0.15% and 0.33% in the case of the Tax-Exempt Fund and the California Tax-Exempt Fund, and between 0.15% and 0.38% in the case of the New York Tax-Exempt Fund. These payments may be suspended or modified at any time, and payments are subject to the continuation of each Fund's Plan and of applicable agreements between Mentor Distributors and the applicable Financial Institution. Financial Institutions receiving such payments include Wheat, First Securities, Inc. and EVEREN. For this purpose, "average net assets" attributable to a shareholder account means the product of
(i) the average daily share balance of the Fund account times (ii) the Fund's average daily net asset value per share. For administrative reasons, Mentor Distributors may enter into agreements with certain Financial Institutions providing for the calculation of "average net assets" on the basis of assets of the accounts of the Financial Institutions' customers on an established day in this period.


                                 ORGANIZATION

     The Trust is an open-end investment company established under the laws of The Commonwealth of Massachusetts by Agreement and Declaration of Trust dated June 14, 1993.

     Shares entitle their holders to one vote per share, with fractional shares voting proportionally; however, separate votes will be taken by each Fund on matters affecting an individual Fund. Additionally, approval of the Management Contract is a matter to be determined separately by each Fund. Shares have noncumulative voting rights. Although a Fund is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Shares have no preemptive or subscription rights, and are transferable. Shares are entitled to dividends as declared by the Trustees, and if a Fund were liquidated, the shares of that Fund would receive the net assets of that Fund. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares.


     Additional Funds may be created from time to time with different investment objectives. Any additional Funds may be managed by investment advisers other than Mentor Advisors. In addition, the Trustees have the right, subject to any necessary regulatory approvals, to create more than one class of shares in a Fund, with the classes being subject to different charges and expenses and having such other different rights as the Trustees may prescribe and to terminate any Fund of the Trust.



                              PORTFOLIO TURNOVER

     The portfolio turnover rate of a Fund is defined by the Securities and Exchange Commission as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Under that definition, the Funds will have no portfolio turnover. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.


                                   CUSTODIAN

     State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachussets 02205-9827, acts as the Trust's custodian. The custodian's responsibilities include safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments. The custodian does not determine the investment policies of the Trust or decide which securities the Trust will buy or sell.


                             INDEPENDENT AUDITOR

     KPMG LLP, located at 99 High Street, Boston, Massachusetts
02110, are the Trust's independent auditor, providing audit services, tax return preparation, and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.


                 TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116, acts as the Trust's transfer agent and dividend disbursing agent. ECS is an indirect, wholly owned subsidiary of First Union Corporation.


                                 ADMINISTRATOR

     Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Funds. As administrator , and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee from each Fund at an annual rate of 0.02% of the Fund's average daily net assets.

                                     PART C

                                OTHER INFORMATION


Item 23. Financial Statements and Exhibits

Item 24. Exhibits

     (a)       Agreement and Declaration of Trust(1)
     (a)(1)    Amendments to Agreement and Declaration of Trust(2)(3)
     (b)       Bylaws(1)
     (c)       Inapplicable
     (d)(1)    Forms  of   certificate   representing   shares  of  beneficial
               interest(1)
        (2) Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights(1)
        (3)    Portions of Bylaws Relating to Shareholders' Rights(1)
     (e)(1)    Form of Management Contract dated February 1, 1998(9)
     (f)       Form of Distribution Agreement dated February 1, 1998(10)
     (g)       Inapplicable
     (h)(1)    Custody Agreement dated June 10, 1999 (10)
        (2)    Form of  Administration  Agreement dated June 10, 1999 (10)
     (i)(1)    Trasfer Agency Agreement dated September 10, 1999 (10)
        (2)    Draft Processing Agency Agreement dated December 20, 1993(4)
        (3)    Form of Shareholder Servicing Plan (8)
     (i)      Opinion and Consent of Ropes & Gray(2)
     (j)      Consent of Independent Auditors (9)
     (k)      Inapplicable
     (l)      Initial Capital Agreement dated December 17, 1993(4)
     (m)      Inapplicable
     (n)      Plan of Distribution (10)
     ()      Schedule of Computation of Performance(5)
     (o)      Multiple Class Plan (10)
------------------

(a) Incorporated by reference from the Registrant's Registration Statement on Form N-1A under the Securities Act of 1993, as amended, filed on July 7, 1993.
(b)      Incorporated  by reference  from  Pre-Effective  Amendment No. 1 to the
         Registrant's Registration Statement on Form N-1A under the Securities Act of 1993, as amended, filed on October 15, 1993 (File No. 33-65818).
(c) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended, filed on November 5, 1993 (File No. 33-65818).
(d)      Incorporated  by reference  to  Post-Effective  Amendment  No. 1 to the
         Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended, filed on October 3, 1994 (File No. 33-65818).
(d)      Incorporated  by reference  to  Post-Effective  Amendment  No. 2 to the
         Registrant's  Registration  Statement on Form N-1A under the Securities
         Act of 1933,  as  amended,  filed  on  September  29,  1995  (File  No.
         33-65818).
()      Incorporated  by reference  to  Post-Effective  Amendment  No. 3 to the
         Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended, filed on August 12, 1996 (File No. 33-65818).
()      Incorporated  by reference  to  Post-Effective  Amendment  No. 6 to the
         Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended filed on September 30, 1997 (File No. 33-65818).
()      Incorporated  by reference  to  Post-Effective  Amendment  No. 7 to the
         Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended filed on January 30, 1998 (File No. 33-65818).
()      Incorporated  by reference  to  Post-Effective  Amendment  No. 8 to the
         Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended filed on October 13, 1998 (File No. 33-65818).
(j)      Filed herein


Item 25.  Persons Controlled by or Under Common Control with Registrant

                  None.


Item 26.  Number of Record Holders of Securities (as of August 30, 1999)

                  Series                               Number of Record Holders
                  ------                               ------------------------
                  Cash Resource Money Market Fund
                  Cash Resource U.S. Government
                  Money Market Fund
                  Cash Resource Tax-Exempt Money
                  Market Fund
                  Cash Resource California Tax-Exempt
                  Money Market Fund
                  Cash Resource New York Tax-Exempt
                  Money Market Fund


Item 27.  Indemnification

        The information required by this item is incorporated herein by reference from the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 33-65818).


Item 28.  Business and Other Connections of Investment Adviser

         Mentor Investment Advisors, LLC ("Mentor Advisors"), located at 901 East Byrd Street, Richmond, Virginia 23219, serves as the Registrant's investment adviser.

        The business and other connections of each director, officer, or partner of Mentor Advisors in which such director, officer, or partner is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee are set forth in the following table.

      (a) The following is additional information with respect to the directors and officers of Mentor Investment Advisors, LLC:

                                                    Business, Profession,
                                                   Vocation or Employment
                               Position with            during the past
         Name                Investment Adviser        two fiscal years

John G. Davenport            Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

R. Preston Nuttall           Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

Paul F. Costello             Managing Director        Managing Director,
                                                      Mentor Investment Group,
                                                      LLC; President, Mentor
                                                      Funds, Mentor
                                                      Institutional Trust,
                                                      Mentor Variable Investment
                                                      Portfolios, Cash
                                                      Resource Trust, Mentor
                                                      Income Fund, Inc.; and
                                                      America's Utility Fund,
                                                      Inc.; Senior Vice
                                                      President, Mentor
                                                      Distributors, LLC;
                                                      Managing Director, Mentor
                                                      Perpetual Advisors, LLC.

Theodore W. Price            Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

P. Michael Jones             Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

Peter J. Quinn, Jr.          Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

Daniel J. Ludeman            Chairman                 Chairman and Chief
                                                      Executive Officer,
                                                      Mentor Investment
                                                      Group, LLC.

Karen H. Wimbish             Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

Michael A. Wade              Treasurer and            Vice President, Mentor
                             Controller               Investment Group, LLC.


* The address of Mentor Investment Group, Inc., Wheat, First Securities, Inc., Wheat First Butcher Singer, Inc., Mentor Funds, and Mentor Income Fund, Inc., is 901 East Byrd Street, Richmond, VA 23219.


Item 29.  Principal Underwriters:

     (a) Mentor Distributors, LLC, the Fund's principal underwriter, acts as principal underwriter for the following investment companies:

          The Mentor Funds
             o Mentor Growth Portfolio
             o Mentor Strategy Portolio
             o Mentor   Short-Duration   Income  Portfolio
             o Mentor  Balanced Portfolio
             o Mentor  Capital  Growth  Portfolio
             o Mentor  Perpetual Global Portfolio
             o Mentor High Income Portfolio
             o Mentor Income and Growth  Portfolio
             o Mentor  Quality  Income  Portfolio
             o Mentor Municipal Income Portfolio
             o Mentor Institutional U.S. Government Money Market Portfolio
             o Mentor Institutional Money Market Portfolio

          Cash Resource Trust
             o Cash Resource Money Market Fund
             o Cash Resource U.S. Government Money Market Fund
             o Cash Resource Tax-Exempt Money Market Fund
             o Cash Resource California Tax-Exempt Money Market Fund
             o Cash Resource New York Tax-Exempt Money Market Fund

          Mentor Institutional Trust
             o Mentor U.S. Government Cash Management Portfolio
             o Mentor Fixed-Income Portfolio
             o Mentor Perpetual International Portfolio

          Mentor Investment Group
             o Mentor Income Fund
             o America's Utility Fund

          Mentor Variable Investment  Portfolios
             o Mentor VIP Growth Portfolio
             o Mentor VIP  Strategy  Portfolio
             o Mentor VIP  Balanced  Portfolio
             o Mentor  VIP  Capital  Growth   Portfolio
             o Mentor  VIP  Perpetual International Portfolio

     (b) Information concerning officers of Mentor Distributors, LLC:

Name And Principal        Positions And Offices      Positions And Offices
Business Address*           With Underwriter           With Registrant
-----------------         --------------------       ---------------------
  Lynn Mangum                  Chairman                  Inapplicable
  D'Ray Moore                  President                 Inapplicable
  Dennis Sheehan               Executive Vice President  Inapplicable
  William J. Tomko             Senior Vice President     Inapplicable
  Mark J. Rybarczyk            Senior Vice President     Inapplicable
  Kevin J. Dell                Vice President and        Inapplicable
                                  Secretary
  Michael D. Burns             Vice President            Inapplicable
  David Blackmore              Vice President            Inapplicable
  Robert L. Tuch               Assistant Secretary       Inapplicable
  Steven Ludwig                Compliance Officer        Inapplicable

*Principal Address for all Officers:
   BISYS Fund Services, Inc.
   3435 Stelzer Road
   Columbus, Ohio 43219-8000

     (c)  Inapplicable.


Item 30.  Location of Accounts and Records

         Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are:


Registrant's Clerk, Michael H. Koonce; Registrant's investment adviser, Mentor Advisors, Registrant's transfer agent, Evergreen Service Company and Registrant's custodian, State Street Bank and Trust Company. The address of the Mentor Advisors is 901 East Byrd Street, Richmond, Virginia 23219. The address of the Clerk and the transfer agent is 200 Berkeley Street, Boston, Massachusetts 02116. The address of the custodian is 2 Heritage Drive, North Quincy, Massachusetts 02171.


Item 31.  Management Services

         None.


Item 32.  Undertakings

         (a) The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest, to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

         (b) The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


                                     NOTICE

         A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Richmond, and the Commonwealth of Virginia on this 29th day of November, 1999.

                                        CASH RESOURCE TRUST

                                        By:/s/ Paul F. Costello
                                        ------------------------
                                        Name: Paul F. Costello
                                        Title:  President


        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of November, 1999.

         Signature                           Title
         ---------                           -----
         *                                   Chairman; Trustee
         ------------------
         Daniel J. Ludeman

         *                                   Trustee
         ------------------
         Arnold H. Dreyfuss

         *                                   Trustee
         ------------------
         Thomas F. Keller

         *                                   Trustee
         ------------------
         Louis W. Moelchert, Jr.

         *                                   Trustee
         ------------------
         Troy A. Peery, Jr.

         *                                   Trustee
         --------------------
         Peter J. Quinn, Jr.

         *                                   Trustee
         --------------------
         Arch T. Allen, III

         *                                    Trustee
         --------------------
         Weston E. Edwards

         *                                    Trustee
         --------------------
         Jerry R. Barrentine

         *                                    Trustee
         --------------------
         J. Garnett Nelson

         /s/ Michael A. Wade
         -------------------                 Treasurer and Chief Financial
         Michael A. Wade                     Officer

         /s/ Paul F. Costello                President; Principal Executive
         --------------------                Officer
         Paul F. Costello

         *By:/s/ Paul F. Costello
         --------------------
         Paul F. Costello
         Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit No.                Exhibit
-----------                -------
(j)                        Consent of KPMG LLP